EQUITY (Additional Stock-Based Compensation Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May. 31, 2015	Jul. 31, 2014	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period			4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period			4 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period			2 years
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees			$ 1,419
Compensation costs weighted average period to be recognized			1 year 2 months 23 days
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees			$ 0
Chairman of the Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	150,000	250,000
Price per share	$ 6.72	$ 5.06
Shares granted, vesting period	4 years